INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP 1998 - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	€ 546,393	€ 462,141	€ 247,489
Cost	(450,566)	(369,583)	(190,165)
Realised gain on sales of shares	€ 95,827	€ 92,558	€ 57,323